Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 2,301	$ 2,113
Receivables
Commissions and fees	2,858	2,676
Advanced premiums and claims	62	86
Other	244	249
Gross receivables	3,164	3,011
Less-allowance for doubtful accounts and cancellations	(106)	(105)
Net receivables	3,058	2,906
Current deferred tax assets	410	376
Other current assets	194	253
Total current assets	5,963	5,648
Goodwill and intangible assets	7,261	6,963
Fixed assets, net	809	804
Pension related assets	260	39
Deferred tax assets	1,223	1,205
Other assets	772	795
Total assets	16,288	15,454
Current liabilities:
Short-term debt	260	260
Accounts payable and accrued liabilities	1,721	2,016
Accrued compensation and employee benefits	1,473	1,400
Accrued income taxes	110	63
Total current liabilities	3,564	3,739
Fiduciary liabilities	3,992	4,082
Less – cash and investments held in a fiduciary capacity	(3,992)	(4,082)
Net fiduciary assets	0	0
Long-term debt	2,658	2,668
Pension, postretirement and postemployment benefits	2,094	1,655
Liabilities for errors and omissions	460	468
Other liabilities	906	984
Commitments and contingencies	0	0
Equity:
Preferred stock, $1 par value, authorized 6,000,000 shares, none issued	0	0
Common stock, $1 par value, authorized 1,600,000,000 shares, issued 560,641,640 shares at December 31, 2012 and December 31, 2011	561	561
Additional paid-in capital	1,107	1,156
Retained earnings	8,628	7,949
Accumulated other comprehensive loss	(3,307)	(3,188)
Non-controlling interests	64	57
Stockholders Equity Subtotal Before Treasury Stock	7,053	6,535
Less – treasury shares, at cost, 15,133,774 shares at December 31, 2012 and 21,463,226 shares at December 31, 2011	(447)	(595)
Total equity	6,606	5,940
Total liabilities and stockholders' equity	$ 16,288	$ 15,454